Condensed Consolidated Interim Statement of Comprehensive Income (Unaudited) - EUR (€) € in Millions	6 Months Ended
	Jul. 01, 2022	Jul. 02, 2021
Statement of comprehensive income [abstract]
Profit after taxes	€ 675	€ 246
Foreign currency translations:
Pretax activity, net	98	58
Tax effect	0	0
Foreign currency translation, net of tax	98	58
Cash flow hedges:
Pretax activity, net	8	223
Tax effect	(3)	(48)
Cash flow hedges, net of tax	5	175
Other reserves:
Pretax activity, net	(2)	6
Tax effect	0	(1)
Other reserves, net of tax	(2)	5
Other comprehensive income that will be reclassified to profit or loss, net of tax	101	238
Pension plan remeasurements:
Pretax activity, net	53	149
Tax effect	(16)	(24)
Pension plan adjustments, net of tax	37	125
Other comprehensive income that will not be reclassified to profit or loss, net of tax	37	125
Other comprehensive income/(loss) for the period, net of tax	138	363
Total comprehensive income	813	609
Comprehensive income attributable to shareholders	798	604
Comprehensive income attributable to non-controlling interests	€ 15	€ 5